MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Communications - 10.1%
Internet Media & Services - 10.1%
Alphabet, Inc. - Class A	25,640	$ 8,209,415
Alphabet, Inc. - Class C	34,830	11,149,780
		19,359,195
Consumer Discretionary - 13.4%
E-Commerce Discretionary - 5.0%
Amazon.com, Inc. (a)	41,435	9,663,471

Home Construction - 1.1%
Lennar Corporation - Class A	16,000	2,100,800

Retail - Discretionary - 7.3%
Lowe's Companies, Inc.	39,600	9,602,208
Williams-Sonoma, Inc.	23,860	4,295,038
		13,897,246
Energy - 2.0%
Oil & Gas Producers - 2.0%
Shell plc - ADR	52,850	3,898,745

Financials - 12.4%
Asset Management - 5.7%
BlackRock, Inc.	2,925	3,063,353
Blackstone, Inc.	12,200	1,786,324
Charles Schwab Corporation (The)	65,000	6,027,450
		10,877,127
Insurance - 6.7%
Berkshire Hathaway, Inc. - Class B (a)	24,850	12,768,178

Health Care - 6.3%
Biotech & Pharma - 4.8%
Novartis AG - ADR	20,420	2,662,768
Vertex Pharmaceuticals, Inc. (a)	14,800	6,417,428
		9,080,196

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Health Care - 6.3% (Continued)
Medical Equipment & Devices - 1.5%
Thermo Fisher Scientific, Inc.	5,000	$ 2,954,150

Industrials - 10.9%
Electrical Equipment - 2.3%
Johnson Controls International plc	37,275	4,335,455

Industrial Support Services - 6.7%
United Rentals, Inc.	15,750	12,839,085

Machinery - 1.9%
Deere & Company	7,800	3,623,022

Real Estate - 1.7%
REITs - 1.7%
Millrose Properties, Inc.	8,000	243,680
Simon Property Group, Inc.	16,500	3,074,280
		3,317,960
Technology - 39.8%
Semiconductors - 22.1%
Applied Materials, Inc.	35,365	8,920,821
Broadcom, Inc.	58,740	23,669,871
NVIDIA Corporation	54,600	9,664,200
		42,254,892
Software - 7.7%
Microsoft Corporation	30,060	14,789,820

Technology Hardware - 8.1%
Apple, Inc.	55,645	15,516,608

Technology Services - 1.9%
Visa, Inc. - Class A	11,000	3,678,840

Total Common Stocks (Cost $41,100,180)		$ 184,954,790

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.4%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 3.87% (b) (Cost $6,451,517)	6,451,517	$ 6,451,517

Investments at Value - 100.0% (Cost $47,551,697)		$ 191,406,307

Other Assets in Excess of Liabilities - 0.0% (c)		6,123

Net Assets - 100.0%		$ 191,412,430

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2025.
(c)	Percentage rounds to less than 0.1%.